ACQUISITION OF IMT (Details 1) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Business Acquisition [Line Items]
Revenues, net	$ 2,860	$ 4,981	$ 6,912
Net loss allocable to common shareholders	$ (2,996)	$ (13,835)	$ (14,636)
Net loss per share (in dollars per share)	$ (4.94)	$ (1.73)	$ (35.44)
Weighted average number of shares outstanding (in shares)	607	8,018	413